Income taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [Abstract]
Income taxes [Text Block]

18. Income taxes

(a) Income tax expense

The income tax recorded in the consolidated statements of income for the years ended December 31, 2025 and 2024 is presented as follows:

	2025	2024
	$	$

Current income tax
Expense for the year	16,633	2,692
Current income tax expense	16,633	2,692

Deferred income tax (Note 18 (b)):
Origination and reversal of temporary differences	26,005	5,521
Change in unrecognized deductible temporary differences	(6,423)	5,174
Adjustments in respect of prior years	(704)	462
Other	(214)	26

Deferred income tax expense	18,664	11,183

Income tax expense	35,297	13,875

The provision for income taxes presented in the consolidated statements of income differs from the amount that would arise using the statutory income tax rate applicable to income of the consolidated entities, as a result of the following:

	2025	2024
	$	$

Earnings before income taxes	241,385	30,142

Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	63,967	7,988
Increase (decrease) in income taxes resulting from:
Permanent differences on share-based compensation	(1,698)	(59)
Non-taxable/non-deductible portion of capital (gains) losses, net	(6,209)	6,051
Differences in foreign statutory tax rates	(15,140)	(6,566)
Changes in unrecognized deferred tax assets	(6,423)	5,174
Foreign withholding taxes	1,047	799
Taxable foreign accrual property income	671	-
Adjustments in respect of prior years	(704)	462
Other	(214)	26

Total income tax expense	35,297	13,875

The 2025 and 2024 Canadian federal and provincial statutory income tax rate is 26.5%.

(b) Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2025	2024
	$	$
Deferred tax assets:
Non-capital losses	-	8,387
Deferred and restricted share units	7,596	4,116
Share and debt issue expenses	422	888
Other	331	478
	8,349	13,869
Deferred tax liabilities:
Royalty interests	(97,631)	(85,089)
Stream interests	(6,322)	(4,634)
Investments	(2,407)	(380)
	(106,360)	(90,103)
Deferred tax liability, net	(98,011)	(76,234)

Deferred tax assets and liabilities have been offset on the balance sheets where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The movement in net deferred tax liabilities during the years ended December 31, 2025 and 2024 may be summarized as follows:

	2025	2024
	$	$

Balance - January 1	(76,234)	(72,797)
Recognized in net earnings	(18,664)	(11,183)
Recognized in other comprehensive loss / income	(2,050)	918
Recognized in equity	2,875	929
Currency conversion adjustment	(3,938)	5,899
Balance - December 31	(98,011)	(76,234)

(c) Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2025, is $135.3 million ($73.7 million as at December 31, 2024). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

(d) Unrecognized deferred tax assets

As at December 31, 2025, the Company had temporary differences associated with marketable securities with a tax benefit of $26.7 million ($35.8 million as at December 31, 2024), which are not recognized as deferred tax assets. The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these attributes.